Quarterly Financial Statements (unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Statements (unaudited)
32.    Quarterly Financial Statements (unaudited)

2011 ($ in millions)	First quarter	Second quarter	Third quarter	Fourth quarter
Net financing revenue	$544	$718	$607	$606
Total other revenue	1,008	1,057	554	977
Total net revenue	1,552	1,775	1,161	1,583
Provision for loan losses	113	50	50	6
Other noninterest expense	1,340	1,534	1,217	1,694
Income (loss) from continuing operations before income tax expense (benefit)	99	191	(106)	(117)
Income tax (benefit) expense from continuing operations	(70)	83	93	73
Net income (loss) from continuing operations	169	108	(199)	(190)
(Loss) income from discontinued operations, net of tax	(23)	5	(11)	(16)
Net income (loss)	$146	$113	$(210)	$(206)
Basic and diluted earnings per common share
Net (loss) from continuing operations	$(2)	$(62)	$(300)	$(294)
Net (loss)	(19)	(58)	(308)	(305)
2010
Net financing revenue	$758	$718	$593	$545
Total other revenue	1,022	1,329	1,377	1,300
Total net revenue	1,780	2,047	1,970	1,845
Provision for loan losses	145	218	8	71
Other noninterest expense	1,450	1,400	1,662	1,549
Income from continuing operations before income tax expense	185	429	300	225
Income tax expense from continuing operations	35	31	42	45
Net income from continuing operations	150	398	258	180
Income (loss) from discontinued operations, net of tax	12	167	11	(101)
Net income	$162	$565	$269	$79
Basic earnings per common share
Net (loss) income from continuing operations	$(441)	$467	$(87)	$(1,025)
Net (loss) income	(426)	676	(73)	(1,151)
Diluted earnings per common share
Net (loss) income from continuing operations	$(441)	$209	$(87)	$(1,025)
Net (loss) income	(426)	302	(73)	(1,151)
2009
Net financing revenue	$505	$418	$567	$672
Total other revenue	1,163	756	1,310	811
Total net revenue	1,668	1,174	1,877	1,483
Provision for loan losses	744	1,116	680	3,063
Other noninterest expense	1,574	1,648	2,069	2,217
Loss from continuing operations before income tax (benefit) expense	(650)	(1,590)	(872)	(3,797)
Income tax (benefit) expense from continuing operations	(116)	1,092	(294)	(608)
Net loss from continuing operations	(534)	(2,682)	(578)	(3,189)
Loss from discontinued operations, net of tax	(141)	(1,221)	(189)	(1,764)
Net loss	$(675)	$(3,903)	$(767)	$(4,953)
Basic and diluted earnings per common share
Net loss from continuing operations	$(1,328)	$(5,395)	$(1,764)	$(6,788)
Net loss	(1,613)	(7,657)	(2,114)	(10,037)